Performance Management - Franklin OnChain U.S. Government Money Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com/FOBXX or the App or the Institutional Web Portal (as defined below in "Purchase and Sale of Fund Shares") or by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	1.31%
Worst Quarter:	2022, Q1	0.01%

As of June 30, 2026, the Fund’s year-to-date return was 1.74%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin OnChain U.S. Government Money Fund - Franklin OnChain U.S. Government Money Fund	12 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	4.09%	3.32% [1]
Performance Inception Date		Apr. 06, 2021
[1]	Since inception April 6, 2021.

Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin OnChain U.S. Government Money Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 1.74%.
Bar Chart, Year to Date Return	1.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022